Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
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Cash and cash equivalents
26. Cash and cash equivalents

	2020 £m	2019 £m
Cash at bank and in hand	1,762	795
Short-term deposits	4,530	3,912

	6,292	4,707

In addition, £nil (2019 – £507 million) of cash and cash equivalents has been reported in Assets held for sale, see Note 27, ‘Assets held for sale’.
Cash and cash equivalents included £0.2 billion (2019 – £0.2 billion) not available for general use due to restrictions applying in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation.